2. PROPERTY AND EQUIPMENT, NET (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property And Equipment Net Details Narrative
Depreciation Expense	$ 233,825	$ 129,607